Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This report on Form 6-K/A (this “Amendment”) filed by WF International Limited, a Cayman Islands exempted company (the “Company”) amends the Company’s report on Form 6-K, which included the Company’s unaudited Condensed Consolidated Financial Statements as of, and for the six-month periods ended, March 31, 2026 (the “Report”), filed with the U.S. Securities and Exchange Commission on August 10, 2026, solely to provide the financial statements formatted in iXBRL (Inline eXtensible Business Reporting Language) in accordance with Rule 405 of Regulation S-T and paragraph C.(6)(a)(ii) of the General Instructions to Form 6-K. Exhibit 101 includes information in Inline eXtensible Business Reporting Language. Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, revise, update or restate the information presented in the Report or reflect any events that have occurred after the Report was originally filed.
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-42452
Entity Registrant Name	WF International Limited
Entity Central Index Key	0001979610
Entity Address, Address Line One	No. 1110, 11th Floor,
Entity Address, Address Line Two	Unit 1, Building 7
Entity Address, Address Line Three	477, Wanxing Road
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610041